Note 5 - Prepaid Expenses (Tables)	9 Months Ended
Sep. 30, 2024
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	September 30,	December 31,
	2024	2023
Shares issued for prepaid services	$603	$-
Prepaid expenses	746	28
Total (current)	$1,349	$28

Shares issued for prepaid services	$1,465	$-
Total (non-current)	$1,465	$-